Income Taxes - Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Temporary differences on capital and intangible assets	$ 415	$ 606
Tax loss carryforwards	3,799	3,415
SR&ED expenditure carryforwards	1,687	974
Share issue costs	3,345	39
Investment tax credits	1,253	497
Lease accruals and other provisions	4,316	1,664
Total deferred tax assets	14,815	7,195
Valuation allowance	(14,011)	(6,578)
Total deferred tax asset	804	617
Deferred tax liabilities
Capitalized software development costs	(804)	(380)
Investment tax credits used or refunded	0	(237)
Total deferred tax liabilities	(804)	(617)
Net deferred tax asset	$ 0	$ 0